Accounts Receivables, Net - Schedule of Allowance for Expected Credit Losses of Accounts Receivable (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Allowance for Expected Credit Losses of Accounts Receivables [Abstract]
Balance at beginning of the year	$ (164)	$ (1,721)
Reversal	167	1,571
Foreign currency translation adjustment	(3)	(14)
Balance at end of the year		$ (164)